COMMON SHARES - Options (Details)	12 Months Ended
Dec. 31, 2016 CAD / shares shares
Number of Options (thousands)
Outstanding at the beginning of the period (in shares)	9,834
Granted (in shares)	2,479
Exercised (in shares)	(1,683)
Outstanding at the end of the period (in shares)	10,630
Options Exercisable (in shares)	5,957
Weighted Average Exercise Prices
Outstanding at the beginning of the period (in Canadian dollars per share) | CAD / shares	CAD 46.63
Granted (in Canadian dollars per share) | CAD / shares	48.44
Exercised (in Canadian dollars per share) | CAD / shares	38.92
Outstanding at the end of the period (in Canadian dollars per share) | CAD / shares	48.28
Options Exercisable at December 31, 2016 (in Canadian dollars per share) | CAD / shares	CAD 46.09
Weighted Average Remaining Contractual Life (years)
Options Outstanding (in years)	4 years 2 months 12 days
Options Exercisable (in years)	3 years 1 month 6 days
Number of shares available for grant	13,630,114
Options expiration term	7 years
Vesting rights percentage	33.30%
Award vesting period	3 years